Repurchase Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	$ 1,517,216	$ 1,801,401
Assets Sold under Agreements to Repurchase, Carrying Amounts	1,777,737	2,088,096
Assets Sold under Agreements to Repurchase, Market Value	1,777,737	2,088,096
Assets Sold under Agreements to Repurchase, Interest Rate	3.05%	2.89%
Obligations of U.S. Government sponsored entities
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	469,104	578,653
Assets Sold under Agreements to Repurchase, Carrying Amounts	520,315	643,194
Assets Sold under Agreements to Repurchase, Market Value	520,315	643,194
Assets Sold under Agreements to Repurchase, Interest Rate	2.73%	2.85%
Mortgage backed securities
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	679,447	678,396
Assets Sold under Agreements to Repurchase, Carrying Amounts	678,263	767,792
Assets Sold under Agreements to Repurchase, Market Value	678,263	767,792
Assets Sold under Agreements to Repurchase, Interest Rate	3.79%	3.94%
Collateralized Mortgage Obligations
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	368,665	544,352
Assets Sold under Agreements to Repurchase, Carrying Amounts	579,159	677,110
Assets Sold under Agreements to Repurchase, Market Value	579,159	677,110
Assets Sold under Agreements to Repurchase, Interest Rate	2.08%	1.62%
Maturity up to 30 days [Member] | Obligations of U.S. Government sponsored entities
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	121,004	205,320
Assets Sold under Agreements to Repurchase, Carrying Amounts	126,317	216,530
Assets Sold under Agreements to Repurchase, Market Value	126,317	216,530
Assets Sold under Agreements to Repurchase, Interest Rate	0.37%	0.37%
Maturity up to 30 days [Member] | Mortgage backed securities
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	39,148	84,345
Assets Sold under Agreements to Repurchase, Carrying Amounts	43,009	90,434
Assets Sold under Agreements to Repurchase, Market Value	43,009	90,434
Assets Sold under Agreements to Repurchase, Interest Rate	0.46%	0.33%
Maturity up to 30 days [Member] | Collateralized Mortgage Obligations
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	194,958	280,951
Assets Sold under Agreements to Repurchase, Carrying Amounts	240,675	329,634
Assets Sold under Agreements to Repurchase, Market Value	240,675	329,634
Assets Sold under Agreements to Repurchase, Interest Rate	0.59%	0.38%
Maturity 30 to 90 Days [Member] | Mortgage backed securities
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	6,369	32,261
Assets Sold under Agreements to Repurchase, Carrying Amounts	7,011	32,415
Assets Sold under Agreements to Repurchase, Market Value	7,011	32,415
Assets Sold under Agreements to Repurchase, Interest Rate	4.37%	5.29%
Maturity 30 to 90 Days [Member] | Collateralized Mortgage Obligations
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	43,704	89,561
Assets Sold under Agreements to Repurchase, Carrying Amounts	47,388	103,398
Assets Sold under Agreements to Repurchase, Market Value	47,388	103,398
Assets Sold under Agreements to Repurchase, Interest Rate	4.37%	0.38%
Maturity over 90 days [Member] | Obligations of U.S. Government sponsored entities
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	348,100	373,333
Assets Sold under Agreements to Repurchase, Carrying Amounts	393,998	426,664
Assets Sold under Agreements to Repurchase, Market Value	393,998	426,664
Assets Sold under Agreements to Repurchase, Interest Rate	3.55%	4.22%
Maturity over 90 days [Member] | Mortgage backed securities
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	633,930	561,790
Assets Sold under Agreements to Repurchase, Carrying Amounts	628,243	644,943
Assets Sold under Agreements to Repurchase, Market Value	628,243	644,943
Assets Sold under Agreements to Repurchase, Interest Rate	3.99%	4.40%
Maturity over 90 days [Member] | Collateralized Mortgage Obligations
Assets Sold under Agreements to Repurchase [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	130,003	173,840
Assets Sold under Agreements to Repurchase, Carrying Amounts	291,096	244,078
Assets Sold under Agreements to Repurchase, Market Value	$ 291,096	$ 244,078
Assets Sold under Agreements to Repurchase, Interest Rate	3.52%	4.26%